UNITED STATES
SECRUTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Maynard Capital Partners, L.L.C.
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:    28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Partner
Phone:		919-881-5120

Signature,				Place,				and Date of Signing
John M. Day				Raleigh, North Carolina		February 14, 2006

Report Type (Check only one.):

	[X] 13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	13
Form 13F Information Table Value Total:	$203,287

List of Other Included Mangers:
NONE
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FORM 13F INFORMATION TABLE
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT    OTHER   VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION   MANAGERS   SOLE  SHARED NONE

Advance Auto Parts Inc             COM   00751Y106 $24,779   570,149SH          SOLE                570,149      0    0
Buffalo Wild Wings Inc             COM   119848109  $8,753   263,557SH          SOLE                263,557      0    0
CVS Corp                           COM   126650100 $30,062 1,137,838SH          SOLE               1,137,83      0    0
Dicks Sporting Goods Inc           COM   253393102 $18,464   555,491SH          SOLE                555,491      0    0
Dollar Gen Corp                    COM   256669102 $31,290 1,640,821SH          SOLE               1,640,82      0    0
Escalade Inc                       COM   296056104  $1,608   136,666SH          SOLE                136,666      0    0
Home Depot Inc                     COM   437076102 $14,573   360,000SH          SOLE                360,000      0    0
Hooker Furniture Corp              COM   439038100  $3,515   204,955SH          SOLE                204,955      0    0
Molson Coors Brewing Co            CLB   60871R209 $29,988   447,643SH          SOLE                447,643      0    0
Ruths Chris Steak Hse Inc          COM   783332109  $3,960   218,931SH          SOLE                218,931      0    0
Staples Inc                        COM   855030102 $20,130   886,396SH          SOLE                886,396      0    0
Sysco Corp                         COM   871829107  $8,690   279,868SH          SOLE                279,868      0    0
Tempur Pedic Intl Inc              COM   88023U101  $7,475   650,000SH          SOLE                650,000      0    0
